Document and Entity Information	Oct. 30, 2026
Cover [Abstract]
Entity Registrant Name	SUMISHO AIR LEASE CORP
Amendment Flag	false
Entity Central Index Key	0001487712
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35121
Entity Tax Identification Number	27-1840403
Entity Address, Address Line One	2000 Avenue of the Stars
Entity Address, Address Line Two	Suite 1000N
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	553-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false